Financial risk management - Interest rate risk and foreign exchange risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest rate risk
Financial risk management
Increase in interest rates	1.00%	1.00%	1.00%
Decrease in interest rates	1.00%	1.00%	1.00%
Change in profit or loss and equity due to reasonably possible change in 100 basis points	€ 51,700	€ 57,800	€ 12,900
Euros - U.S. Dollars Exchange rate value | Foreign exchange risk
Financial risk management
Increase (Decrease) in net book value	(116,690)	(133,373)	(27,200)
Euros - GB Pounds Exchange rate value | Foreign exchange risk
Financial risk management
Increase (Decrease) in net book value	303	113	100
Euros - CH Francs Exchange rate value | Foreign exchange risk
Financial risk management
Increase (Decrease) in net book value	2,013	538	208
Euros - HR Kunas Exchange rate value | Foreign exchange risk
Financial risk management
Increase (Decrease) in net book value	0	650	611
U.S. Dollars - GB Pounds Exchange rate value | Foreign exchange risk
Financial risk management
Increase (Decrease) in net book value	€ 0	€ (894)	€ (923)